American Funds Corporate Bond Fund®
Investment portfolio
August 31, 2024
unaudited

Bonds, notes & other debt instruments 95.25% Corporate bonds, notes & loans 87.33% Financials 20.63%	Principal amount (000)	Value (000)
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,2]	USD2,963	$3,068
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[2]	5,270	5,477
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[2]	464	510
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[2]	2,900	2,933
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[2]	2,075	2,121
American International Group, Inc. 5.125% 3/27/2033	5,510	5,623
American International Group, Inc. 4.80% 7/10/2045	100	93
American International Group, Inc. 4.375% 6/30/2050	1,000	870
Aon Corp. 2.60% 12/2/2031	1,000	871
Aon Corp. 5.00% 9/12/2032	500	507
Aon Corp. 5.35% 2/28/2033	1,497	1,545
Aon Corp. 3.90% 2/28/2052	1,000	781
Aon North America, Inc. 5.15% 3/1/2029	250	256
Aon North America, Inc. 5.30% 3/1/2031	250	258
Aon North America, Inc. 5.45% 3/1/2034	8,840	9,153
Aon North America, Inc. 5.75% 3/1/2054	3,309	3,429
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[2]	1,000	1,048
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[2]	232	213
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[2]	1,281	1,091
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	6,265	5,335
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	5,569	5,922
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	4,109	4,255
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[2]	1,290	895
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	500	506
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	800	756
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	5,867	5,999
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[2]	2,778	2,839
Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[2]	2,439	2,593
BlackRock Funding, Inc. 4.90% 1/8/2035	2,422	2,464
BlackRock Funding, Inc. 5.25% 3/14/2054	3,008	3,053
BlackRock Funding, Inc. 5.35% 1/8/2055	675	693
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	1,193	1,076
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	625	547
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,411
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,2]	600	636
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[1,2]	1,267	1,299
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	2,216	1,852
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	6,097	6,299
American Funds Corporate Bond Fund — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	USD4,173	$4,298
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	2,177	2,393
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	5,566	5,802
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	1,450	1,561
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	2,108	2,170
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	3,428	3,644
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	7,591	7,884
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[2]	2,200	2,258
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[2]	473	501
Chubb INA Holdings, LLC 3.35% 5/3/2026	675	663
Chubb INA Holdings, LLC 5.00% 3/15/2034	18,099	18,554
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[2]	3,338	3,293
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	9,350	9,532
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[2]	1,000	867
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	515	440
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[2]	1,962	2,017
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[2]	1,528	1,560
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[2]	911	985
CME Group, Inc. 4.15% 6/15/2048	4,000	3,525
Corebridge Financial, Inc. 3.90% 4/5/2032	2,220	2,056
Corebridge Financial, Inc. 4.40% 4/5/2052	217	180
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[2]	835	805
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[2]	268	278
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	1,338	1,409
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[2]	1,787	1,837
Five Corners Funding Trust II 2.85% 5/15/2030[1]	1,000	913
Five Corners Funding Trust III 5.791% 2/15/2033[1]	2,790	2,952
Five Corners Funding Trust IV 5.997% 2/15/2053[1]	500	535
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.55% 5/15/2026[3]	500	502
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	5,888	6,139
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[2]	1,280	1,300
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	6,250	6,605
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[2]	11,435	11,654
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	2,000	1,476
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	3,244	2,821
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	400	438
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	1,245	1,309
Intercontinental Exchange, Inc. 5.25% 6/15/2031	3,084	3,211
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]	375	428
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]	1,000	1,102
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	8,830	9,196
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	4,704	4,792
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	1,554	1,313
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	8,725	9,271
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[2]	17,724	18,196
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[2]	443	319
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	1,850	1,380
Lloyds Banking Group PLC 3.75% 1/11/2027	213	209
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[2]	325	330
Lloyds Banking Group PLC 4.375% 3/22/2028	590	586
American Funds Corporate Bond Fund — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[2]	USD800	$827
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[2]	1,310	1,427
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[2]	1,170	1,216
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[2]	3,799	3,689
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	550	566
Mastercard, Inc. 4.875% 5/9/2034	6,130	6,294
MetLife, Inc. 5.375% 7/15/2033	2,754	2,886
MetLife, Inc. 5.30% 12/15/2034	250	259
MetLife, Inc. 4.60% 5/13/2046	100	92
MetLife, Inc. 5.00% 7/15/2052	230	222
Metropolitan Life Global Funding I 0.95% 7/2/2025[1]	1,203	1,167
Metropolitan Life Global Funding I 3.45% 12/18/2026[1]	150	147
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	350	357
Metropolitan Life Global Funding I 3.05% 6/17/2029[1]	250	235
Metropolitan Life Global Funding I 2.95% 4/9/2030[1]	476	439
Metropolitan Life Global Funding I 2.40% 1/11/2032[1]	250	214
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	200	205
Metropolitan Life Global Funding I 5.05% 1/8/2034[1]	500	509
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	25	25
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	1,424	1,186
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	733	818
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	3,218	3,405
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	20,820	21,276
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[2]	667	523
National Australia Bank, Ltd. 5.181% 6/11/2034[1]	2,150	2,214
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[2]	340	326
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2,4]	370	365
NatWest Group PLC 5.778% 3/1/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 3/1/2034)[2]	469	490
New York Life Global Funding 1.20% 8/7/2030[1]	1,500	1,251
New York Life Global Funding 4.55% 1/28/2033[1]	758	747
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	1,010	1,029
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[2]	2,500	2,570
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	2,570	2,895
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	2,321	2,423
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	6,698	6,862
Prudential Financial, Inc. 3.70% 3/13/2051	725	558
Royal Bank of Canada 5.00% 2/1/2033	3,000	3,063
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	3,086	3,160
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	4,311	4,409
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[2]	477	486
Synchrony Financial 2.875% 10/28/2031	950	802
Toronto-Dominion Bank (The) 5.523% 7/17/2028	2,665	2,762
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[2]	579	629
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	7,905	7,987
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	1,877	1,962
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	5,110	5,294
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	7,000	7,285
American Funds Corporate Bond Fund — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	USD2,600	$2,474
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,2]	250	256
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	5,202	5,029
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	862	721
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	500	443
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]	4,924	4,198
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	1,610	1,654
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[2]	913	837
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	3,293	2,964
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	5,389	5,525
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	25	28
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[2]	5,076	5,240
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	5,470	4,958
Willis North America, Inc. 5.90% 3/5/2054	500	515
		396,161
Health care 17.66%
AbbVie, Inc. 4.80% 3/15/2029	7,690	7,858
AbbVie, Inc. 5.05% 3/15/2034	26,701	27,525
AbbVie, Inc. 5.35% 3/15/2044	300	310
AbbVie, Inc. 5.40% 3/15/2054	7,250	7,519
AbbVie, Inc. 5.50% 3/15/2064	790	821
Amgen, Inc. 5.15% 3/2/2028	4,976	5,084
Amgen, Inc. 3.00% 2/22/2029	3,165	2,989
Amgen, Inc. 2.45% 2/21/2030	1,250	1,129
Amgen, Inc. 5.25% 3/2/2030	2,706	2,804
Amgen, Inc. 2.30% 2/25/2031	1,250	1,090
Amgen, Inc. 4.20% 3/1/2033	3,500	3,352
Amgen, Inc. 5.25% 3/2/2033	10,053	10,336
Amgen, Inc. 5.60% 3/2/2043	2,850	2,914
Amgen, Inc. 3.00% 1/15/2052	50	35
Amgen, Inc. 4.875% 3/1/2053	2,438	2,243
Amgen, Inc. 5.65% 3/2/2053	5,007	5,153
Amgen, Inc. 4.40% 2/22/2062	174	144
Amgen, Inc. 5.75% 3/2/2063	3,610	3,705
AstraZeneca Finance, LLC 4.85% 2/26/2029	3,500	3,585
AstraZeneca Finance, LLC 4.90% 2/26/2031	3,295	3,387
AstraZeneca Finance, LLC 2.25% 5/28/2031	1,061	926
AstraZeneca Finance, LLC 5.00% 2/26/2034	4,789	4,933
AstraZeneca PLC 3.375% 11/16/2025	177	175
AstraZeneca PLC 0.70% 4/8/2026	2,658	2,513
AstraZeneca PLC 1.375% 8/6/2030	2,347	2,000
Baxter International, Inc. 2.272% 12/1/2028	500	456
Baxter International, Inc. 2.539% 2/1/2032	6,429	5,493
Baxter International, Inc. 3.132% 12/1/2051	456	305
Becton, Dickinson and Co. 4.874% 2/8/2029	2,000	2,032
Becton, Dickinson and Co. 5.081% 6/7/2029	7,608	7,796
Becton, Dickinson and Co. 5.11% 2/8/2034	1,050	1,067
Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,855	1,903
American Funds Corporate Bond Fund — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 5.20% 2/22/2034	USD16,029	$16,632
Bristol-Myers Squibb Co. 5.50% 2/22/2044	975	1,007
Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	334
Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	428
Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,411	3,851
Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,683	6,904
Bristol-Myers Squibb Co. 6.40% 11/15/2063	1,230	1,410
Bristol-Myers Squibb Co. 5.65% 2/22/2064	1,074	1,108
Cencora, Inc. 2.70% 3/15/2031	1,622	1,439
Centene Corp. 2.45% 7/15/2028	6,355	5,820
Centene Corp. 4.625% 12/15/2029	2,470	2,405
Centene Corp. 3.375% 2/15/2030	1,963	1,799
Centene Corp. 3.00% 10/15/2030	4,185	3,722
Centene Corp. 2.50% 3/1/2031	6,040	5,131
Centene Corp. 2.625% 8/1/2031	1,530	1,299
Cigna Group (The) 5.125% 5/15/2031	1,100	1,129
Cigna Group (The) 5.25% 2/15/2034	7,475	7,637
CVS Health Corp. 3.25% 8/15/2029	414	387
CVS Health Corp. 5.125% 2/21/2030	1,700	1,727
CVS Health Corp. 1.75% 8/21/2030	1,415	1,191
CVS Health Corp. 1.875% 2/28/2031	3,295	2,731
CVS Health Corp. 5.25% 2/21/2033	5,024	5,056
CVS Health Corp. 5.70% 6/1/2034	3,724	3,817
CVS Health Corp. 5.05% 3/25/2048	65	58
CVS Health Corp. 5.625% 2/21/2053	1,400	1,341
CVS Health Corp. 5.875% 6/1/2053	2,980	2,942
CVS Health Corp. 6.00% 6/1/2063	503	500
Elevance Health, Inc. 4.10% 5/15/2032	1,287	1,242
Elevance Health, Inc. 4.75% 2/15/2033	863	861
Elevance Health, Inc. 4.55% 5/15/2052	1,157	1,009
Elevance Health, Inc. 5.125% 2/15/2053	390	372
Eli Lilly and Co. 4.60% 8/14/2034	5,025	5,041
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	700	723
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	138	139
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,180	1,248
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	225	257
Gilead Sciences, Inc. 5.25% 10/15/2033	10,979	11,442
Gilead Sciences, Inc. 2.60% 10/1/2040	622	449
Gilead Sciences, Inc. 5.55% 10/15/2053	4,121	4,285
HCA, Inc. 5.20% 6/1/2028	5,000	5,089
HCA, Inc. 4.125% 6/15/2029	1,000	976
HCA, Inc. 2.375% 7/15/2031	2,455	2,091
Humana, Inc. 5.375% 4/15/2031	2,633	2,697
Humana, Inc. 5.75% 4/15/2054	2,485	2,495
Johnson & Johnson 4.90% 6/1/2031	5,163	5,365
Johnson & Johnson 4.95% 6/1/2034	12,905	13,504
Johnson & Johnson 5.25% 6/1/2054	4,932	5,197
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,631	24,775
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	7,875	7,919
Roche Holdings, Inc. 2.076% 12/13/2031[1]	7,280	6,215
Roche Holdings, Inc. 5.593% 11/13/2033[1]	200	215
Roche Holdings, Inc. 5.218% 3/8/2054[1]	2,100	2,179
Solventum Corp. 5.60% 3/23/2034[1]	8,275	8,440
UnitedHealth Group, Inc. 2.875% 8/15/2029	348	326
American Funds Corporate Bond Fund — Page 5 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.20% 5/15/2032	USD2,484	$2,426
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,921	8,142
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,539
UnitedHealth Group, Inc. 4.25% 6/15/2048	468	404
UnitedHealth Group, Inc. 4.45% 12/15/2048	285	255
UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,399
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,309
UnitedHealth Group, Inc. 5.375% 4/15/2054	1,400	1,416
UnitedHealth Group, Inc. 5.625% 7/15/2054	2,245	2,347
UnitedHealth Group, Inc. 4.95% 5/15/2062	530	495
UnitedHealth Group, Inc. 6.05% 2/15/2063	414	455
		339,125
Utilities 11.39%
AEP Transmission Co., LLC 5.15% 4/1/2034	7,306	7,440
AEP Transmission Co., LLC 2.75% 8/15/2051	979	623
American Electric Power Co., Inc. 1.00% 11/1/2025	650	622
American Transmission Systems, Inc. 2.65% 1/15/2032[1]	685	593
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	415	363
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,389	4,713
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[1]	1,000	961
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	1,950	1,929
Commonwealth Edison Co. 3.125% 3/15/2051	25	17
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	850	855
Consumers Energy Co. 4.90% 2/15/2029	2,000	2,048
Consumers Energy Co. 4.60% 5/30/2029	1,625	1,645
Consumers Energy Co. 4.625% 5/15/2033	3,409	3,389
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,783
Duke Energy Florida, LLC 5.95% 11/15/2052	850	913
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	637
Edison International 4.125% 3/15/2028	4,260	4,177
Electricité de France SA 5.65% 4/22/2029[1]	1,100	1,145
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	4,725	5,350
Entergy Corp. 2.40% 6/15/2031	2,100	1,798
Entergy Louisiana, LLC 1.60% 12/15/2030	475	398
Entergy Louisiana, LLC 5.35% 3/15/2034	1,440	1,482
Entergy Louisiana, LLC 5.15% 9/15/2034	3,425	3,457
Entergy Louisiana, LLC 5.70% 3/15/2054	790	816
Eversource Energy 2.55% 3/15/2031	1,467	1,269
Eversource Energy 5.50% 1/1/2034	5,378	5,493
FirstEnergy Corp. 1.60% 1/15/2026	5,024	4,824
FirstEnergy Corp. 2.65% 3/1/2030	1,048	947
FirstEnergy Corp. 2.25% 9/1/2030	8,776	7,642
FirstEnergy Corp., Series B, 4.15% 7/15/2027	893	877
FirstEnergy Pennsylvania Electric Co. 4.30% 1/15/2029[1]	200	198
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	3,000	2,812
Florida Power & Light Co. 2.45% 2/3/2032	24	21
Florida Power & Light Co. 5.30% 6/15/2034	7,765	8,095
Florida Power & Light Co. 5.60% 6/15/2054	1,635	1,738
Georgia Power Co. 4.95% 5/17/2033	1,475	1,492
Georgia Power Co. 5.25% 3/15/2034	5,325	5,495
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	1,085	1,077
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	250	216
American Funds Corporate Bond Fund — Page 6 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
MidAmerican Energy Co. 3.15% 4/15/2050	USD1,833	$1,298
NiSource, Inc. 5.40% 6/30/2033	1,000	1,028
Northern States Power Co. 2.25% 4/1/2031	845	737
Northern States Power Co. 2.90% 3/1/2050	25	17
Northern States Power Co. 2.60% 6/1/2051	359	227
Northern States Power Co. 4.50% 6/1/2052	1,610	1,425
Northern States Power Co. 5.10% 5/15/2053	750	729
Northern States Power Co. 5.40% 3/15/2054	624	637
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	255	160
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,219	2,167
Pacific Gas and Electric Co. 2.95% 3/1/2026	353	343
Pacific Gas and Electric Co. 3.00% 6/15/2028	10,216	9,590
Pacific Gas and Electric Co. 3.75% 7/1/2028	4,007	3,859
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,442	1,434
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,526	1,493
Pacific Gas and Electric Co. 2.50% 2/1/2031	4,194	3,602
Pacific Gas and Electric Co. 4.40% 3/1/2032	3,581	3,407
Pacific Gas and Electric Co. 5.90% 6/15/2032	1,370	1,421
Pacific Gas and Electric Co. 6.15% 1/15/2033	315	332
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,952	3,156
Pacific Gas and Electric Co. 5.80% 5/15/2034	3,493	3,597
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,294	2,001
Pacific Gas and Electric Co. 3.50% 8/1/2050	3,026	2,093
PacifiCorp 5.30% 2/15/2031	4,640	4,761
PacifiCorp 5.45% 2/15/2034	5,644	5,770
PacifiCorp 3.30% 3/15/2051	218	149
PacifiCorp 2.90% 6/15/2052	9,036	5,672
PacifiCorp 5.35% 12/1/2053	2,755	2,648
PacifiCorp 5.50% 5/15/2054	3,708	3,664
PacifiCorp 5.80% 1/15/2055	2,902	2,954
Progress Energy, Inc. 7.00% 10/30/2031	988	1,116
Public Service Company of Colorado 1.90% 1/15/2031	605	512
Public Service Company of Colorado 5.35% 5/15/2034	5,727	5,926
Public Service Company of Colorado 4.10% 6/15/2048	806	651
Public Service Company of Colorado 3.20% 3/1/2050	1,236	865
Public Service Company of Colorado 2.70% 1/15/2051	4,611	2,905
Public Service Company of Colorado 5.25% 4/1/2053	1,362	1,320
Public Service Company of Colorado 5.75% 5/15/2054	2,323	2,425
Public Service Electric and Gas Co. 3.10% 3/15/2032	26	24
Southern California Edison Co. 1.20% 2/1/2026	10	10
Southern California Edison Co. 3.65% 3/1/2028	754	735
Southern California Edison Co. 5.30% 3/1/2028	1,000	1,026
Southern California Edison Co. 5.65% 10/1/2028	3,360	3,508
Southern California Edison Co. 2.85% 8/1/2029	43	40
Southern California Edison Co. 2.25% 6/1/2030	1,000	884
Southern California Edison Co. 2.50% 6/1/2031	5,000	4,385
Southern California Edison Co. 5.45% 6/1/2031	678	706
Southern California Edison Co. 5.20% 6/1/2034	6,980	7,095
Southern California Edison Co. 3.60% 2/1/2045	1,180	909
Southern California Edison Co. 3.65% 2/1/2050	684	518
Southern California Edison Co. 2.95% 2/1/2051	5,999	3,989
Southern California Edison Co. 3.45% 2/1/2052	1,447	1,045
Southwestern Electric Power Co. 3.25% 11/1/2051	2,025	1,349
Southwestern Public Service Co. 6.00% 6/1/2054	700	745
American Funds Corporate Bond Fund — Page 7 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Wisconsin Power and Light Co. 1.95% 9/16/2031	USD775	$646
Xcel Energy, Inc. 4.00% 6/15/2028	802	786
Xcel Energy, Inc. 4.60% 6/1/2032	3,297	3,215
Xcel Energy, Inc. 5.45% 8/15/2033	3,525	3,605
Xcel Energy, Inc. 5.50% 3/15/2034	6,542	6,702
Xcel Energy, Inc. 3.50% 12/1/2049	1,783	1,280
		218,643
Industrials 8.31%
BAE Systems PLC 5.00% 3/26/2027[1]	1,000	1,011
BAE Systems PLC 5.125% 3/26/2029[1]	611	624
BAE Systems PLC 5.25% 3/26/2031[1]	352	363
BAE Systems PLC 5.30% 3/26/2034[1]	663	680
Boeing Co. 4.875% 5/1/2025	783	780
Boeing Co. 2.75% 2/1/2026	16,088	15,560
Boeing Co. 2.196% 2/4/2026	2,250	2,157
Boeing Co. 2.70% 2/1/2027	505	479
Boeing Co. 5.04% 5/1/2027	336	337
Boeing Co. 3.25% 2/1/2028	11,627	10,958
Boeing Co. 6.298% 5/1/2029[1]	208	217
Boeing Co. 5.15% 5/1/2030	4,346	4,336
Boeing Co. 3.625% 2/1/2031	129	117
Boeing Co. 6.388% 5/1/2031[1]	2,022	2,131
Boeing Co. 6.528% 5/1/2034[1]	2,762	2,927
Boeing Co. 5.705% 5/1/2040	1,551	1,509
Boeing Co. 5.805% 5/1/2050	2,958	2,794
Boeing Co. 6.858% 5/1/2054[1]	2,212	2,384
Boeing Co. 5.93% 5/1/2060	2,430	2,298
Boeing Co. 7.008% 5/1/2064[1]	268	289
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	2,000	1,395
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	227	166
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	1,847	1,935
Canadian National Railway Co. 5.85% 11/1/2033	400	437
Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,318
Canadian Pacific Railway Co. 3.10% 12/2/2051	5,351	3,726
Carrier Global Corp. 2.242% 2/15/2025	191	188
Carrier Global Corp. 2.493% 2/15/2027	50	48
Carrier Global Corp. 2.722% 2/15/2030	1,048	960
Carrier Global Corp. 2.70% 2/15/2031	60	53
Carrier Global Corp. 5.90% 3/15/2034	1,464	1,580
Carrier Global Corp. 3.377% 4/5/2040	119	96
Carrier Global Corp. 3.577% 4/5/2050	51	39
Carrier Global Corp. 6.20% 3/15/2054	396	449
CSX Corp. 3.80% 3/1/2028	1,559	1,535
CSX Corp. 4.25% 3/15/2029	1,000	999
CSX Corp. 4.10% 11/15/2032	389	377
CSX Corp. 5.20% 11/15/2033	275	286
CSX Corp. 3.35% 9/15/2049	1,015	749
CSX Corp. 2.50% 5/15/2051	2,079	1,292
CSX Corp. 4.50% 11/15/2052	350	316
General Dynamics Corp. 1.15% 6/1/2026	1,140	1,082
General Dynamics Corp. 3.75% 5/15/2028	703	693
General Dynamics Corp. 3.625% 4/1/2030	969	939
General Dynamics Corp. 2.25% 6/1/2031	203	178
American Funds Corporate Bond Fund — Page 8 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Honeywell International, Inc. 1.35% 6/1/2025	USD124	$121
Honeywell International, Inc. 4.875% 9/1/2029	250	257
Honeywell International, Inc. 1.95% 6/1/2030	1,935	1,708
Honeywell International, Inc. 4.95% 9/1/2031	250	258
Honeywell International, Inc. 5.00% 3/1/2035	10,530	10,807
Honeywell International, Inc. 5.25% 3/1/2054	1,270	1,290
Honeywell International, Inc. 5.35% 3/1/2064	250	256
Ingersoll-Rand, Inc. 5.197% 6/15/2027	250	254
Ingersoll-Rand, Inc. 5.40% 8/14/2028	946	975
Ingersoll-Rand, Inc. 5.176% 6/15/2029	550	564
Ingersoll-Rand, Inc. 5.314% 6/15/2031	199	206
Ingersoll-Rand, Inc. 5.70% 8/14/2033	479	506
Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,603	1,668
Ingersoll-Rand, Inc. 5.70% 6/15/2054	500	520
L3Harris Technologies, Inc. 5.40% 7/31/2033	2,124	2,191
Lockheed Martin Corp. 5.10% 11/15/2027	856	880
Lockheed Martin Corp. 4.50% 2/15/2029	6,646	6,711
Lockheed Martin Corp. 5.25% 1/15/2033	3,034	3,184
Lockheed Martin Corp. 4.75% 2/15/2034	235	238
Lockheed Martin Corp. 5.70% 11/15/2054	501	545
Lockheed Martin Corp. 5.90% 11/15/2063	236	264
Lockheed Martin Corp. 5.20% 2/15/2064	2,190	2,209
Norfolk Southern Corp. 5.05% 8/1/2030	4,576	4,721
Norfolk Southern Corp. 4.45% 3/1/2033	245	242
Norfolk Southern Corp. 5.35% 8/1/2054	3,366	3,381
Northrop Grumman Corp. 4.70% 3/15/2033	8,330	8,349
Northrop Grumman Corp. 4.95% 3/15/2053	3,195	3,043
RTX Corp. 5.00% 2/27/2026	165	166
RTX Corp. 5.75% 11/8/2026	1,000	1,026
RTX Corp. 4.125% 11/16/2028	475	469
RTX Corp. 5.75% 1/15/2029	500	525
RTX Corp. 6.00% 3/15/2031	531	571
RTX Corp. 1.90% 9/1/2031	219	183
RTX Corp. 5.15% 2/27/2033	573	588
RTX Corp. 6.10% 3/15/2034	2,753	2,999
RTX Corp. 2.82% 9/1/2051	750	485
RTX Corp. 3.03% 3/15/2052	3,000	2,024
RTX Corp. 5.375% 2/27/2053	129	129
RTX Corp. 6.40% 3/15/2054	1,730	1,987
Union Pacific Corp. 4.75% 2/21/2026	5,000	5,024
Union Pacific Corp. 2.80% 2/14/2032	1,512	1,356
Union Pacific Corp. 3.375% 2/14/2042	530	424
Union Pacific Corp. 4.30% 3/1/2049	510	446
Union Pacific Corp. 3.25% 2/5/2050	1,851	1,358
Union Pacific Corp. 2.95% 3/10/2052	2,503	1,716
Union Pacific Corp. 3.50% 2/14/2053	1,910	1,448
Union Pacific Corp. 3.95% 8/15/2059	175	140
Veralto Corp. 5.35% 9/18/2028[1]	750	773
Veralto Corp. 5.45% 9/18/2033[1]	2,000	2,068
Waste Management, Inc. 4.625% 2/15/2030	4,000	4,062
Waste Management, Inc. 1.50% 3/15/2031	616	514
		159,616
American Funds Corporate Bond Fund — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 5.76%	Principal amount (000)	Value (000)
BP Capital Markets America, Inc. 2.721% 1/12/2032	USD2,250	$1,982
BP Capital Markets America, Inc. 4.893% 9/11/2033	13,489	13,572
BP Capital Markets America, Inc. 3.001% 3/17/2052	2,000	1,355
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	397	387
Chevron Corp. 2.236% 5/11/2030	4,250	3,814
Chevron Corp. 3.078% 5/11/2050	2,300	1,660
Chevron USA, Inc. 1.018% 8/12/2027	5,000	4,577
ConocoPhillips Co. 3.80% 3/15/2052	2,130	1,686
ConocoPhillips Co. 5.30% 5/15/2053	2,747	2,734
ConocoPhillips Co. 5.55% 3/15/2054	2,290	2,355
Diamondback Energy, Inc. 5.15% 1/30/2030	266	272
Diamondback Energy, Inc. 5.40% 4/18/2034	2,889	2,942
Diamondback Energy, Inc. 5.75% 4/18/2054	1,711	1,713
Enbridge, Inc. 6.70% 11/15/2053	1,110	1,261
Energy Transfer, LP 5.60% 9/1/2034	2,596	2,674
Energy Transfer, LP 6.05% 9/1/2054	3,013	3,085
Eni SpA 5.50% 5/15/2034[1]	2,421	2,496
Eni SpA 5.95% 5/15/2054[1]	2,504	2,576
Enterprise Products Operating, LLC 4.95% 2/15/2035	3,894	3,912
Exxon Mobil Corp. 2.61% 10/15/2030	500	456
Exxon Mobil Corp. 3.452% 4/15/2051	5,165	3,930
Kinder Morgan, Inc. 5.40% 2/1/2034	3,336	3,388
Occidental Petroleum Corp. 5.55% 10/1/2034	1,517	1,542
ONEOK, Inc. 6.05% 9/1/2033	1,110	1,172
Petroleos Mexicanos 6.875% 10/16/2025	1,468	1,466
Petroleos Mexicanos 4.50% 1/23/2026	2,901	2,791
Petroleos Mexicanos 6.875% 8/4/2026	1,539	1,521
Petroleos Mexicanos 6.50% 3/13/2027	5,120	4,935
Petroleos Mexicanos 6.84% 1/23/2030	2,601	2,348
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	4,285	4,308
Schlumberger Investment SA 5.00% 6/1/2034	2,000	2,040
Shell International Finance BV 2.75% 4/6/2030	5,000	4,618
Shell International Finance BV 3.00% 11/26/2051	2,970	2,037
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[1]	5,918	5,895
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	2,041	2,042
Targa Resources Corp. 5.50% 2/15/2035	2,389	2,427
TotalEnergies Capital International SA 5.15% 4/5/2034	937	969
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,549
Williams Companies, Inc. 5.15% 3/15/2034	6,138	6,168
		110,655
Consumer staples 5.44%
7-Eleven, Inc. 0.95% 2/10/2026[1]	2,244	2,129
7-Eleven, Inc. 1.30% 2/10/2028[1]	1,260	1,128
7-Eleven, Inc. 1.80% 2/10/2031[1]	2,661	2,214
7-Eleven, Inc. 2.80% 2/10/2051[1]	762	475
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	728	719
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	508	488
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	2,000	2,038
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,000	1,922
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	618
BAT Capital Corp. 2.789% 9/6/2024	600	600
BAT Capital Corp. 3.215% 9/6/2026	470	458
BAT Capital Corp. 2.259% 3/25/2028	499	460
American Funds Corporate Bond Fund — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 6.421% 8/2/2033	USD3,878	$4,207
BAT Capital Corp. 7.079% 8/2/2043	1,306	1,458
BAT Capital Corp. 5.65% 3/16/2052	680	643
BAT Capital Corp. 7.081% 8/2/2053	5,056	5,743
BAT International Finance PLC 4.448% 3/16/2028	475	472
Campbell Soup Co. 5.20% 3/21/2029	851	875
Campbell Soup Co. 5.40% 3/21/2034	560	579
Coca-Cola Co. 5.00% 5/13/2034	6,018	6,259
Coca-Cola Co. 4.65% 8/14/2034	2,358	2,378
Coca-Cola Co. 5.20% 1/14/2055	5,781	5,894
Conagra Brands, Inc. 4.60% 11/1/2025	720	718
Conagra Brands, Inc. 1.375% 11/1/2027	1,510	1,371
Conagra Brands, Inc. 5.30% 11/1/2038	371	365
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	996
Constellation Brands, Inc. 3.60% 2/15/2028	200	194
Constellation Brands, Inc. 4.80% 1/15/2029	2,680	2,711
Constellation Brands, Inc. 2.875% 5/1/2030	2,262	2,067
Constellation Brands, Inc. 2.25% 8/1/2031	3,083	2,629
Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,774
Constellation Brands, Inc. 4.90% 5/1/2033	3,846	3,835
Constellation Brands, Inc. 4.10% 2/15/2048	200	165
Kroger Co. 5.00% 9/15/2034	4,884	4,871
PepsiCo, Inc. 1.95% 10/21/2031	2,563	2,199
Philip Morris International, Inc. 4.875% 2/13/2026	5,000	5,027
Philip Morris International, Inc. 5.25% 9/7/2028	3,000	3,088
Philip Morris International, Inc. 5.625% 11/17/2029	1,028	1,083
Philip Morris International, Inc. 2.10% 5/1/2030	1,167	1,030
Philip Morris International, Inc. 5.50% 9/7/2030	3,000	3,146
Philip Morris International, Inc. 1.75% 11/1/2030	908	771
Philip Morris International, Inc. 5.75% 11/17/2032	5,214	5,519
Philip Morris International, Inc. 5.375% 2/15/2033	4,300	4,436
Philip Morris International, Inc. 5.625% 9/7/2033	2,600	2,731
Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,374
Procter & Gamble Co. 0.55% 10/29/2025	932	894
Procter & Gamble Co. 1.00% 4/23/2026	342	325
Procter & Gamble Co. 3.95% 1/26/2028	1,881	1,877
Procter & Gamble Co. 3.00% 3/25/2030	152	144
Procter & Gamble Co. 1.20% 10/29/2030	1,000	845
Reynolds American, Inc. 4.45% 6/12/2025	225	224
Walmart, Inc. 4.10% 4/15/2033	1,952	1,933
Walmart, Inc. 4.50% 4/15/2053	4,552	4,286
		104,385
Communication services 5.25%
AT&T, Inc. 1.65% 2/1/2028	1,092	996
AT&T, Inc. 4.35% 3/1/2029	2,500	2,492
AT&T, Inc. 2.25% 2/1/2032	6,712	5,663
AT&T, Inc. 2.55% 12/1/2033	3,437	2,848
AT&T, Inc. 5.40% 2/15/2034	1,020	1,054
AT&T, Inc. 3.50% 9/15/2053	4,945	3,521
AT&T, Inc. 3.55% 9/15/2055	780	552
Charter Communications Operating, LLC 2.80% 4/1/2031	3,700	3,140
Charter Communications Operating, LLC 2.30% 2/1/2032	1,800	1,438
Charter Communications Operating, LLC 4.40% 4/1/2033	2,805	2,551
American Funds Corporate Bond Fund — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 5.125% 7/1/2049	USD315	$253
Charter Communications Operating, LLC 3.70% 4/1/2051	4,890	3,107
Charter Communications Operating, LLC 3.90% 6/1/2052	980	642
Charter Communications Operating, LLC 5.25% 4/1/2053	4,100	3,360
Comcast Corp. 1.95% 1/15/2031	2,044	1,748
Comcast Corp. 4.80% 5/15/2033	2,533	2,550
Comcast Corp. 5.30% 6/1/2034	11,360	11,781
Comcast Corp. 2.887% 11/1/2051	2,786	1,825
Comcast Corp. 5.35% 5/15/2053	310	311
Comcast Corp. 5.65% 6/1/2054	5,981	6,261
Meta Platforms, Inc. 4.75% 8/15/2034	4,760	4,792
Meta Platforms, Inc. 5.40% 8/15/2054	2,874	2,933
Netflix, Inc. 5.875% 11/15/2028	2,898	3,068
Netflix, Inc. 5.375% 11/15/2029[1]	4,878	5,095
Netflix, Inc. 4.875% 6/15/2030[1]	191	195
Netflix, Inc. 4.90% 8/15/2034	779	798
Netflix, Inc. 5.40% 8/15/2054	897	936
T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,319
T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,358
T-Mobile USA, Inc. 5.15% 4/15/2034	3,780	3,850
T-Mobile USA, Inc. 3.00% 2/15/2041	823	615
T-Mobile USA, Inc. 3.40% 10/15/2052	5,864	4,179
T-Mobile USA, Inc. 5.50% 1/15/2055	572	578
Verizon Communications, Inc. 1.68% 10/30/2030	250	212
Verizon Communications, Inc. 1.75% 1/20/2031	550	462
Verizon Communications, Inc. 2.55% 3/21/2031	621	546
Verizon Communications, Inc. 2.355% 3/15/2032	232	197
Verizon Communications, Inc. 2.65% 11/20/2040	5,823	4,181
Verizon Communications, Inc. 3.40% 3/22/2041	700	558
Verizon Communications, Inc. 2.85% 9/3/2041	18	13
Verizon Communications, Inc. 3.85% 11/1/2042	206	172
Verizon Communications, Inc. 2.875% 11/20/2050	336	222
Verizon Communications, Inc. 3.55% 3/22/2051	900	678
Verizon Communications, Inc. 5.50% 2/23/2054	136	140
Verizon Communications, Inc. 2.987% 10/30/2056	4,447	2,860
Vodafone Group PLC 4.25% 9/17/2050	1,000	817
		100,867
Consumer discretionary 4.53%
American Honda Finance Corp. 1.20% 7/8/2025	3,818	3,707
BMW US Capital, LLC 2.55% 4/1/2031[1]	534	471
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[1]	825	808
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	256	260
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]	1,000	920
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[1]	466	478
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	1,639	1,680
Ford Motor Co. 3.25% 2/12/2032	1,260	1,074
Ford Motor Co. 6.10% 8/19/2032	740	761
Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	195
Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	409
Ford Motor Credit Co., LLC 6.95% 6/10/2026	200	206
Ford Motor Credit Co., LLC 4.95% 5/28/2027	725	721
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	212
Ford Motor Credit Co., LLC 6.80% 5/12/2028	400	420
American Funds Corporate Bond Fund — Page 12 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.798% 11/7/2028	USD1,967	$2,074
Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	181
Ford Motor Credit Co., LLC 5.80% 3/8/2029	4,695	4,787
Ford Motor Credit Co., LLC 5.113% 5/3/2029	4,025	3,986
Ford Motor Credit Co., LLC 7.35% 3/6/2030	200	217
Ford Motor Credit Co., LLC 7.20% 6/10/2030	530	571
Ford Motor Credit Co., LLC 4.00% 11/13/2030	530	489
Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,300	2,365
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,214	1,312
Ford Motor Credit Co., LLC 6.125% 3/8/2034	2,600	2,633
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	476	487
Home Depot, Inc. 4.75% 6/25/2029	10,830	11,076
Home Depot, Inc. 1.375% 3/15/2031	517	428
Home Depot, Inc. 4.85% 6/25/2031	8,505	8,713
Home Depot, Inc. 4.95% 6/25/2034	4,756	4,876
Home Depot, Inc. 3.125% 12/15/2049	593	426
Home Depot, Inc. 5.30% 6/25/2054	2,448	2,501
Hyundai Capital America 1.80% 10/15/2025[1]	774	748
Hyundai Capital America 1.50% 6/15/2026[1]	1,866	1,762
Hyundai Capital America 5.60% 3/30/2028[1]	800	821
Hyundai Capital America 2.00% 6/15/2028[1]	409	371
Hyundai Capital America 5.30% 1/8/2029[1]	509	519
Hyundai Capital America 6.50% 1/16/2029[1]	384	409
Hyundai Capital America 5.35% 3/19/2029[1]	700	715
Hyundai Capital America 5.40% 1/8/2031[1]	117	120
Marriott International, Inc. 5.35% 3/15/2035	5,830	5,902
McDonald’s Corp. 5.00% 5/17/2029	3,025	3,111
McDonald’s Corp. 3.60% 7/1/2030	752	722
McDonald’s Corp. 5.20% 5/17/2034	1,337	1,395
McDonald’s Corp. 5.15% 9/9/2052	2,010	1,955
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[1]	1,100	1,206
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[1]	1,855	1,898
Stellantis Finance US, Inc. 5.625% 1/12/2028[1]	2,449	2,516
Stellantis Finance US, Inc. 2.691% 9/15/2031[1]	2,375	2,024
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,410
		87,048
Information technology 4.08%
Analog Devices, Inc. 2.10% 10/1/2031	309	266
Analog Devices, Inc. 5.05% 4/1/2034	2,988	3,083
Analog Devices, Inc. 2.95% 10/1/2051	596	413
Analog Devices, Inc. 5.30% 4/1/2054	1,751	1,794
Broadcom Corp. 3.875% 1/15/2027	1,090	1,075
Broadcom, Inc. 4.00% 4/15/2029[1]	585	571
Broadcom, Inc. 4.75% 4/15/2029	1,400	1,411
Broadcom, Inc. 5.05% 7/12/2029	4,490	4,579
Broadcom, Inc. 4.15% 11/15/2030	715	697
Broadcom, Inc. 5.15% 11/15/2031	5,014	5,123
Broadcom, Inc. 3.419% 4/15/2033[1]	812	724
Broadcom, Inc. 3.469% 4/15/2034[1]	6,255	5,529
Broadcom, Inc. 3.137% 11/15/2035[1]	380	318
Cisco Systems, Inc. 4.95% 2/26/2031	2,325	2,405
Cisco Systems, Inc. 5.05% 2/26/2034	14,836	15,376
Cisco Systems, Inc. 5.30% 2/26/2054	1,516	1,566
American Funds Corporate Bond Fund — Page 13 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microchip Technology, Inc. 5.05% 3/15/2029	USD11,825	$12,060
Roper Technologies, Inc. 4.75% 2/15/2032	500	500
Roper Technologies, Inc. 4.90% 10/15/2034	1,500	1,487
ServiceNow, Inc. 1.40% 9/1/2030	15,458	13,142
Texas Instruments, Inc. 4.60% 2/8/2029	1,146	1,169
Texas Instruments, Inc. 4.85% 2/8/2034	4,845	4,998
		78,286
Real estate 3.04%
Boston Properties, LP 2.55% 4/1/2032	60	49
Boston Properties, LP 2.45% 10/1/2033	716	558
Boston Properties, LP 6.50% 1/15/2034	2,648	2,809
Boston Properties, LP 5.75% 1/15/2035	10,232	10,178
COPT Defense Properties, LP 2.00% 1/15/2029	362	319
COPT Defense Properties, LP 2.75% 4/15/2031	620	532
COPT Defense Properties, LP 2.90% 12/1/2033	619	508
Crown Castle, Inc. 5.00% 1/11/2028	3,152	3,181
Crown Castle, Inc. 5.80% 3/1/2034	1,168	1,223
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	5,750	5,953
Equinix, Inc. 2.90% 11/18/2026	583	563
Equinix, Inc. 1.80% 7/15/2027	470	437
Equinix, Inc. 3.20% 11/18/2029	3,314	3,095
Equinix, Inc. 2.15% 7/15/2030	2,680	2,341
Kilroy Realty, LP 6.25% 1/15/2036	2,930	2,911
Prologis, LP 4.875% 6/15/2028	803	817
Prologis, LP 4.75% 6/15/2033	4,281	4,283
Prologis, LP 5.125% 1/15/2034	459	470
Prologis, LP 5.00% 3/15/2034	2,465	2,493
Prologis, LP 5.00% 1/31/2035	2,068	2,084
Prologis, LP 5.25% 6/15/2053	156	155
Prologis, LP 5.25% 3/15/2054	340	338
Public Storage Operating Co. 5.125% 1/15/2029	417	430
Public Storage Operating Co. 2.30% 5/1/2031	2,632	2,304
Public Storage Operating Co. 5.10% 8/1/2033	166	170
Scentre Group Trust 1 3.50% 2/12/2025[1]	48	48
VICI Properties, LP 4.375% 5/15/2025	770	763
VICI Properties, LP 4.625% 6/15/2025[1]	383	380
VICI Properties, LP 4.50% 1/15/2028[1]	850	839
VICI Properties, LP 4.75% 2/15/2028	2,058	2,052
VICI Properties, LP 4.95% 2/15/2030	3,061	3,052
VICI Properties, LP 5.125% 5/15/2032	3,086	3,052
		58,387
Materials 1.24%
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	375	384
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	565	589
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	406	419
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,390	1,451
Celanese US Holdings, LLC 6.165% 7/15/2027	250	258
Celanese US Holdings, LLC 6.35% 11/15/2028	673	708
Celanese US Holdings, LLC 6.33% 7/15/2029	556	588
Celanese US Holdings, LLC 6.55% 11/15/2030	366	393
Celanese US Holdings, LLC 6.379% 7/15/2032	1,214	1,284
Celanese US Holdings, LLC 6.70% 11/15/2033	1,564	1,692
American Funds Corporate Bond Fund — Page 14 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. (The) 4.55% 11/30/2025	USD14	$14
Dow Chemical Co. (The) 5.15% 2/15/2034	500	506
Dow Chemical Co. (The) 4.625% 10/1/2044	600	530
Dow Chemical Co. (The) 4.80% 5/15/2049	2,131	1,897
Dow Chemical Co. (The) 3.60% 11/15/2050	170	124
Dow Chemical Co. (The) 5.60% 2/15/2054	2,228	2,240
Eastman Chemical Co. 5.625% 2/20/2034	2,941	3,030
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[1]	1,048	784
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	776	538
Linde, Inc. 2.00% 8/10/2050	433	249
Nutrien, Ltd. 5.40% 6/21/2034	1,500	1,529
OCI NV 6.70% 3/16/2033[1]	2,576	2,658
Sherwin-Williams Co. 3.30% 5/15/2050	1,050	750
Vale Overseas, Ltd. 6.40% 6/28/2054	1,197	1,223
		23,838
Total corporate bonds, notes & loans		1,677,011
U.S. Treasury bonds & notes 6.69% U.S. Treasury 6.69%
U.S. Treasury 3.75% 8/31/2026	5,409	5,393
U.S. Treasury 3.75% 8/15/2027	10,192	10,179
U.S. Treasury 4.25% 2/28/2029	20	21
U.S. Treasury 4.00% 7/31/2029	3,568	3,610
U.S. Treasury 3.625% 8/31/2029	44,145	44,040
U.S. Treasury 4.125% 3/31/2031	20	20
U.S. Treasury 4.625% 5/31/2031	70	73
U.S. Treasury 4.125% 7/31/2031	35	36
U.S. Treasury 3.75% 8/31/2031	5,686	5,667
U.S. Treasury 4.00% 2/15/2034	50	50
U.S. Treasury 4.375% 5/15/2034	130	135
U.S. Treasury 3.875% 8/15/2034[5]	9,230	9,196
U.S. Treasury 1.75% 8/15/2041[5]	115	80
U.S. Treasury 4.125% 8/15/2044	43,660	42,620
U.S. Treasury 4.75% 11/15/2053[5]	21	23
U.S. Treasury 4.25% 2/15/2054[5]	45	45
U.S. Treasury 4.625% 5/15/2054[5]	6,854	7,319
		128,507
Asset-backed obligations 0.91%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	1,798	1,636
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	4,236	4,075
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	288	257
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	394	367
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,6]	563	543
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	11,523	10,543
		17,421
Municipals 0.21% Ohio 0.21%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,520	4,104
American Funds Corporate Bond Fund — Page 15 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.11%	Principal amount (000)	Value (000)
Panama (Republic of) 6.875% 1/31/2036	USD1,515	$1,556
Panama (Republic of) 8.00% 3/1/2038	575	635
		2,191
Total bonds, notes & other debt instruments (cost: $1,829,458,000)		1,829,234
Short-term securities 5.79% Money market investments 5.79%	Shares
Capital Group Central Cash Fund 5.30%[7,8]	1,111,541	111,188
Total short-term securities (cost: $111,162,000)		111,188
Total investment securities 101.04% (cost: $1,940,620,000)		1,940,422
Other assets less liabilities (1.04)%		(20,019)
Net assets 100.00%		$1,920,403
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	867	1/6/2025	USD179,943	$(145)
5 Year U.S. Treasury Note Futures	Long	605	12/31/2024	66,186	(159)
10 Year U.S. Treasury Note Futures	Short	495	12/31/2024	(56,213)	225
10 Year Ultra U.S. Treasury Note Futures	Short	3,531	12/31/2024	(414,672)	2,827
20 Year U.S. Treasury Bond Futures	Long	1,491	12/31/2024	183,579	(2,161)
30 Year Ultra U.S. Treasury Bond Futures	Long	229	12/31/2024	30,214	(459)
					$128
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD113,980	$(2,529)	$(2,519)	$(10)
Investments in affiliates8

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.79%
Money market investments 5.79%
Capital Group Central Cash Fund 5.30%[7]	$107,138	$256,987	$252,947	$4	$6	$111,188	$1,295

American Funds Corporate Bond Fund — Page 16 of 19

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $178,881,000, which represented 9.31% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,504,000, which represented .34% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Rate represents the seven-day yield at 8/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $759,902,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $119,689,000.
American Funds Corporate Bond Fund — Page 17 of 19

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,677,011	$—	$1,677,011
U.S. Treasury bonds & notes	—	128,507	—	128,507
Asset-backed obligations	—	17,421	—	17,421
Municipals	—	4,104	—	4,104
Bonds & notes of governments & government agencies outside the U.S.	—	2,191	—	2,191
Short-term securities	111,188	—	—	111,188
Total	$111,188	$1,829,234	$—	$1,940,422

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,052	$—	$—	$3,052
Liabilities:
Unrealized depreciation on futures contracts	(2,924)	—	—	(2,924)
Unrealized depreciation on centrally cleared credit default swaps	—	(10)	—	(10)
Total	$128	$(10)	$—	$118
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Corporate Bond Fund — Page 18 of 19

unaudited
Key to abbreviation(s)
Auth. = Authority
CME = CME Group
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-032-1024
American Funds Corporate Bond Fund — Page 19 of 19